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JAKOTA K-Pop and Korean Entertainment ETF
JAKOTA K-Pop and Korean Entertainment ETF
Investment Objective

The JAKOTA K-Pop and Korean Entertainment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the JAKOTA K-Pop Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	JAKOTA K-Pop and Korean Entertainment ETF JAKOTA K-Pop and Korean Entertainment ETF
Management Fee	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
JAKOTA K-Pop and Korean Entertainment ETF | JAKOTA K-Pop and Korean Entertainment ETF | USD ($)	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in securities comprising the Index. JAKOTA Index Portfolios, Inc. (the “Index Provider”) is the index provider for the Index which is designed to measure the performance of KPOP and Korean Entertainment Companies (as defined below). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of KPOP and Korean Entertainment Companies.

The Index’s initial universe is comprised of companies in the Entertainment Industry and Interactive Media & Services Industry (excluding the Interactive Home Entertainment Sub-Industry) that are listed on the Korea Exchange with a minimum market capitalization of ₩100 billion South Korean won (approximately $74.8 million as of August 19, 2024). The Index Provider then uses natural language artificial intelligence algorithms to review publicly available information about the companies in the initial universe to identify those that describe themselves as being engaged in Korean popular music, movies, drama, entertainment, and interactive media content (“KPOP and Korean Entertainment Companies”). The Index Provider has identified certain keywords and clusters of keywords, which are commonly used by companies involved in the KPOP entertainment and music business. The algorithms assign a KPOP relevance score to each issuer based on the presence of the keywords and clusters of keywords in the description of a company’s business in publicly available information.

To construct the Index, companies are selected based on a combination of float-adjusted market capitalization and KPOP relevance score criteria. Within the Entertainment Industry, the largest five companies by free float adjusted market capitalization and the top three companies by KPOP relevance score are selected for inclusion in the Index for a total of eight companies. Within the Interactive Media & Services Industry, the top two companies by free float adjusted market capitalization and the top company by KPOP relevance score are selected for inclusion in the Index for a total of three companies. The highest ranked companies by KPOP relevance score remaining within the investment universe then are selected for inclusion in the Index until there are a total of 30 constituents in the Index. If fewer than eight companies within the Entertainment Industry, or fewer than three companies within the Interactive Media & Services Industry, are available, then each of the companies available from these industries are selected for inclusion in the Index.

Index constituents are weighted by free float adjusted market capitalization, subject to a target aggregate weight of 70% to 80% of constituents in the Entertainment Industry and 20% to 30% in the Interactive Media & Services Industry, and also subject to a 9.85% cap for any individual company. The Index is rebalanced on a quarterly basis, and security weights and aggregate industry weights are allowed to fluctuate in between rebalances. A company will no longer be eligible for inclusion in the Index if its free float falls below 10%.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”) generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its total assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of August 1, 2024, the Index was concentrated in the Entertainment Production Industry and the Online Services Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of August 1, 2024, a significant portion of the Index consisted of companies in the Consumer Cyclicals Sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index Provider is not an affiliate of the Fund or the Adviser. The Index Provider utilizes the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated and administered by Moorgate Benchmarks Ltd., which is not an affiliate of the Fund, the Adviser, or the Index Provider.

Principal Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the S&P Korea BMI. The S&P Korea BMI is a country subindex of the S&P Global BMI, which captures the full universe of institutionally investable stocks in developed and emerging markets with float-adjusted market capitalizations of at least $100 million meeting 6- and 12-month median value traded requirements, that includes all eligible companies domiciled in Korea. All returns assume reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.kpopetf.com or by calling toll-free 833-599-5767.

Annual Total Returns as of 12/31

*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2024 was -25.45%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	8.15%	Q4/2023
Lowest Return	-10.49%	Q3/2023

Average Annual Total Returns for the Periods Ended December 31, 2023
Average Annual Returns - JAKOTA K-Pop and Korean Entertainment ETF	Label	1 Year	Since Inception	Inception Date
JAKOTA K-Pop and Korean Entertainment ETF	Return Before Taxes	(0.87%)	(4.16%)	Sep. 01, 2022
JAKOTA K-Pop and Korean Entertainment ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(0.87%)	(4.16%)	Sep. 01, 2022
JAKOTA K-Pop and Korean Entertainment ETF | Return Before Taxes	Return After Taxes on Distributions and Sale of Fund Shares	(0.52%)	(3.16%)	Sep. 01, 2022
JAKOTA K-Pop Index (reflects no deduction for fees, expenses, or taxes)	JAKOTA K-Pop Index (reflects no deduction for fees, expenses, or taxes)	(1.56%)	(5.55%)	Sep. 01, 2022
S&P Korea BMI (reflects no deduction for fees, expenses, or taxes)	S&P Korea BMI (reflects no deduction for fees, expenses, or taxes)	24.06%	13.99%	Sep. 01, 2022

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.